Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000000975 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000000975 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000000975 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.70%
C000000975 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167188 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000167188 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000167188 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.70%
C000167188 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%